INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Schedule of income tax expense (benefit)

	Year ended
	December 31,
	2016	2015	2014
Income tax (benefit) expense:
U.S.
Current	$(4)	$(7)	$4
Deferred	(5)	5	—
Non-U.S.
Current	(5)	2	2
Deferred	(9)	(34)	(24)
Total	$(23)	$(34)	$(18)

Schedule of reconciliation of the differences between the U.S. federal income taxes at the U.S. statutory rate to total provision for income taxes

	Year ended
	December 31,
	2016	2015	2014
Loss from continuing operations before income taxes	$(109)	$(396)	$(190)
Expected tax benefit at U.S. statutory rate of 35%	$(39)	$(138)	$(67)
Change resulting from:
State tax benefit net of federal benefit	—	1	—
Non-U.S. tax rate differentials	(3)	21	11
Effects of non-U.S. operations	(2)	7	2
Non-taxable portion of gain on sale of businesses	(3)	—	—
Unrealized currency exchange gains and losses	1	(21)	—
Tax authority audits and dispute resolutions	(1)	4	2
Tax benefit of losses with valuation allowances as a result of other comprehensive income	(1)	(1)	(6)
Change in valuation allowance	27	96	39
Other, net	(2)	(3)	1
Total income tax benefit	$(23)	$(34)	$(18)

Schedule of components of loss before income taxes

	Year ended
	December 31,
	2016	2015	2014
U.S.	$(7)	$(18)	$8
Non-U.S.	(102)	(378)	(198)
Total	$(109)	$(396)	$(190)

Schedule of components of deferred income tax assets and liabilities

	December 31,
	2016	2015
Deferred income tax assets:
Net operating carryforwards	$365	$253
Pension and other employee compensation	58	53
Property, plant and equipment	28	59
Intangible assets	19	28
Other, net	36	55
Total	$506	$448
Total deferred income tax liabilities:
Property, plant and equipment	$(126)	$(100)
Pension and other employee compensation	(1)	(1)
Other, net	(4)	(1)
Total	$(131)	$(102)
Net deferred tax assets before valuation allowance	$375	$346
Valuation allowance	(245)	(241)
Net deferred tax assets	$130	$105
Non-current deferred tax assets	142	130
Non-current deferred tax liabilities	(12)	(25)
Net deferred tax assets	$130	$105

Schedule of changes in valuation allowance

	2016	2015	2014
Valuation allowance as of January 1	$241	$156	$158
Valuation allowance as of December 31	245	241	156
Net (increase) decrease	(4)	(85)	2
Foreign currency movements	(20)	(16)	(17)
(Decrease) increase to deferred assets with an offsetting increase or decrease to valuation allowances	(3)	5	(24)
Change in valuation allowance per rate reconciliation	$(27)	$(96)	$(39)
Components of change in valuation allowance affecting operating tax expense:
Pre-tax income and pre-tax (losses) in jurisdictions with valuation allowances resulting in no tax expense or benefit	$(33)	$(84)	$(39)
Release of valuation allowance in various jurisdictions	6	—	—
Establishments of valuation allowances in various jurisdictions	—	(12)	—
Change in valuation allowances per rate reconciliation	$(27)	$(96)	$(39)

Schedule of reconciliation of unrecognized tax benefits

	2016	2015	2014
Unrecognized tax benefits as of January 1	$22	$24	$27
Gross increases and decreases—tax positions taken during a prior period	—	3	1
Gross increases and decreases—tax positions taken during the current period	(1)	7	—
Decreases related to settlements of amounts due to tax authorities	—	(1)	(1)
Reductions resulting from the lapse of statutes of limitation	—	(8)	—
Foreign currency movements	(1)	(3)	(3)
Unrecognized tax benefits as of December 31	$20	$22	$24

Schedule of interest and penalties accrued related to unrecognized tax benefits included in the income tax expense

	Year ended
	December 31,
	2016	2015	2014
Interest included in income tax expense	$—	$(2)	$1
Penalties expense included in tax expense	—	—	—

	December 31,
	2016	2015
Accrued liability for interest	$—	$—

Summary of the tax years that remain subject to examination by major tax jurisdictions

Tax Jurisdiction	Open Tax Years
China	2012 and later
France	2002 and later
Germany	2011 and later
Italy	2012 and later
Malaysia	2012 and later
Spain	2002 and later
United Kingdom	2015 and later
United States federal	2009 and later